Restructuring Charges - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended
	Dec. 13, 2021	Dec. 31, 2021
Restructuring Charges [Abstract]
Reduction in workforce, percentage	25.00%
Restructuring charges, accrued		$ 2.4